Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Summary of Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for			Exchange Rate as of
	Functional /				December 31, 2025	December 31, 2024
Country or Zone	Recording Currency	2025	2024	2023
Guatemala	Quetzal	2.50	2.36	2.27	2.34	2.63
Costa Rica	Colon	0.04	0.04	0.03	0.04	0.04
Panama	U.S. dollar	19.23	18.30	17.77	17.97	20.27
Colombia	Colombian peso	0.005	0.004	0.004	0.005	0.005
Nicaragua	Cordoba	0.53	0.50	0.49	0.49	0.55
Argentina	Argentine peso	0.02	0.02	0.07	0.01	0.02
Brazil	Reais	3.44	3.40	3.56	3.27	3.27
Chile	Chilean peso	0.02	0.02	0.02	0.02	0.02
Euro Zone	Euro (€)	21.66	19.82	19.19	21.12	21.29
Peru	Nuevo Sol	5.38	4.87	4.74	5.33	5.38
Ecuador	U.S. dollar	19.23	18.30	17.77	17.97	20.27
United States	U.S. dollar	19.23	18.30	17.77	17.97	20.27
Uruguay	Uruguayan peso	0.47	0.46	0.46	0.46	0.46
Switzerland	Swiss franc	23.13	20.78	19.77	22.65	22.43

(1)Exchange rates published by the Central Bank of each country where the Company operates, except for Panama and Ecuador.

Summary of Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments
As of December 31, 2025, 2024, and 2023, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2023 - 2025	Type of Economy	Cumulative Inflation 2022 - 2024	Type of Economy	Cumulative Inflation 2021 - 2023	Type of Economy
Mexico	13.1%	Non-hyperinflationary	17.6%	Non-hyperinflationary	21.1%	Non-hyperinflationary
Guatemala	7.7%	Non-hyperinflationary	15.7%	Non-hyperinflationary	17.3%	Non-hyperinflationary
Costa Rica	(2.2)%	Non-hyperinflationary	6.9%	Non-hyperinflationary	9.5%	Non-hyperinflationary
Panama	1.9%	Non-hyperinflationary	3.8%	Non-hyperinflationary	6.7%	Non-hyperinflationary
Colombia	20.8%	Non-hyperinflationary	30.0%	Non-hyperinflationary	30.6%	Non-hyperinflationary
Nicaragua	11.5%	Non-hyperinflationary	21.2%	Non-hyperinflationary	26.3%	Non-hyperinflationary
Argentina (a)	792.1%	Hyperinflationary	1221.0%	Hyperinflationary	815.6%	Hyperinflationary
Brazil	14.4%	Non-hyperinflationary	16.0%	Non-hyperinflationary	21.8%	Non-hyperinflationary
Euro Zone	7.5%	Non-hyperinflationary	15.1%	Non-hyperinflationary	18.0%	Non-hyperinflationary
Chile	12.4%	Non-hyperinflationary	22.5%	Non-hyperinflationary	25.6%	Non-hyperinflationary
Peru	6.9%	Non-hyperinflationary	14.2%	Non-hyperinflationary	19.2%	Non-hyperinflationary
Ecuador	3.8%	Non-hyperinflationary	5.7%	Non-hyperinflationary	7.2%	Non-hyperinflationary
United States	9.2%	Non-hyperinflationary	13.2%	Non-hyperinflationary	17.8%	Non-hyperinflationary
Uruguay	14.9%	Non-hyperinflationary	20.1%	Non-hyperinflationary	22.9%	Non-hyperinflationary
Germany	1.7%	Non-hyperinflationary	8.5%	Non-hyperinflationary	24.1%	Non-hyperinflationary
Netherlands	8.3%	Non-hyperinflationary	15.5%	Non-hyperinflationary	19.1%	Non-hyperinflationary
Austria	11.8%	Non-hyperinflationary	18.7%	Non-hyperinflationary	21.3%	Non-hyperinflationary
Luxembourg	21.6%	Non-hyperinflationary	14.3%	Non-hyperinflationary	17.3%	Non-hyperinflationary
Switzerland	(10.3)%	Non-hyperinflationary	5.3%	Non-hyperinflationary	6.2%	Non-hyperinflationary

Summary of Disclosure of Estimated Useful Lives of Company's Assets
The estimated useful lives of the Company’s assets are as follows:

Years
Buildings	20-50
Machinery and equipment	5-25
Distribution equipment	3-14
Refrigeration equipment	7-10
Returnable bottles	1.5-4
Leasehold improvements	The shorter of the lease term or 20 years
Information technology equipment	3-6
Other equipment	2-15